Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Available for Sale Securities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 380,374,568	$ 360,457,164
Available-for-sale Securities, Gross Unrealized Gains	5,840,528	4,788,292
Available-for-sale Securities, Gross Unrealized Losses	1,241,190	3,186,027
Available-for-sale Securities, Fair Value Disclosure	384,973,906	362,059,429
Proceeds From Sale of Available For Sale Securities Including Mortgage Backed Securities	72,300,000	43,900,000	$ 72,000,000
Available For Sale Securities Pledged as Collateral, Amortized Cost Basis	99,200,000	75,300,000
Available-for-sale Securities Pledged as Collateral, Fair Value	100,500,000	76,900,000
Available-for-sale Securities, Gross Realized Gains	1,004,500	1,004,100	1,958,100
Available-for-sale Securities, Gross Realized Losses	510,000	300,000	$ 72,000
Student loan pools [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	8,522,043
Available-for-sale Securities, Gross Unrealized Gains	1,288
Available-for-sale Securities, Gross Unrealized Losses	1,546
Nontaxable Municipal Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	59,623,185	72,248,915
Available-for-sale Securities, Gross Unrealized Gains	2,789,233	1,185,753
Available-for-sale Securities, Gross Unrealized Losses	56,851	1,899,519
FHLB Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale		998,001
Available-for-sale Securities, Gross Unrealized Gains		0
Available-for-sale Securities, Gross Unrealized Losses		1
SBA Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	123,324,802	101,280,921
Available-for-sale Securities, Gross Unrealized Gains	1,113,160	909,361
Available-for-sale Securities, Gross Unrealized Losses	189,518	284,223
Taxable Municipal Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	2,016,833	2,021,192
Available-for-sale Securities, Gross Unrealized Gains	0
Available-for-sale Securities, Gross Unrealized Losses	19,703	30,062
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	186,732,705	183,657,697
Available-for-sale Securities, Gross Unrealized Gains	1,936,847	2,575,616
Available-for-sale Securities, Gross Unrealized Losses	973,572	972,222
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	155,000	250,438
Available-for-sale Securities, Gross Unrealized Gains	0	117,562
Available-for-sale Securities, Gross Unrealized Losses	0	0
GNMA Mortgage-Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	101,300,000	107,900,000
Available-for-sale Securities, Fair Value Disclosure	102,100,000	109,200,000
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	26,900,000	20,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Taxable Municipal Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,997,130	1,991,130
Student loan pools [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Student loan pools [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	8,521,785
SBA Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | SBA Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	124,248,444	101,906,059
FHLB Securities | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | FHLB Securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure		998,000
Equity Securities | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 155,000	$ 368,000